Parent Company Only Condensed Financial Information - Summary of Condensed Statements of Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Total operating expenses	$ (33,292,032)	$ (24,519,745)	$ (9,077,446)
Interest expenses	(212,732)	(194,500)	(66,959)
Interest income	157,739	100,832	200,882
Net income (loss)	(11,940,536)	(8,083,640)	1,609,959
Net income (loss) attributable to ordinary shareholders	0	(10,461,069)	27,632
Total comprehensive loss	(11,789,414)	(7,040,127)	$ 4,192,955
Parent Company
Condensed Statement of Income Captions [Line Items]
Total operating expenses	(7,972,320)	(7,419,798)
Interest expenses	(8,998)	(30,510)
Interest income	19,832	396
Share of Profits (Losses) in Subsidiaries	(3,979,050)	829,431
Changes in fair value of convertible debts		(1,463,159)
Net income (loss)	(11,940,536)	(8,083,640)
Accretion of redeemable convertible preferred shares to redemption value	(1,162,826)	(2,377,429)
Net income (loss) attributable to ordinary shareholders	(13,103,362)	(10,461,069)
Other comprehensive income	151,122	1,043,513
Total comprehensive loss	$ (11,789,414)	$ (7,040,127)